Matthews China Small Companies Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 92.1%

	Shares	Value
HEALTH CARE: 22.3%
Biotechnology: 10.2%
Alphamab Oncology[b,c,d]	2,057,000	$4,073,205
InnoCare Pharma, Ltd.[b,c,d]	1,866,000	2,739,038
Innovent Biologics, Inc.[b,c,d]	596,500	2,488,990
Amoy Diagnostics Co., Ltd. A Shares	256,686	2,415,457
Zai Lab, Ltd. ADR[c]	45,200	2,326,896
Amoy Diagnostics Co., Ltd. A Shares	210,434	1,979,911
CStone Pharmaceuticals[b,c,d]	1,002,500	1,124,988

		17,148,485

Health Care Equipment & Supplies: 5.8%
AK Medical Holdings, Ltd.[b,d]	1,924,000	4,162,195
Venus MedTech Hangzhou, Inc. H Shares[b,c,d]	682,500	3,976,513
China Isotope & Radiation Corp.	655,000	1,639,055

		9,777,763

Pharmaceuticals: 3.3%
CanSino Biologics, Inc. H Shares[b,c,d]	275,600	4,394,941
Asymchem Laboratories Tianjin Co., Ltd. A Shares	49,609	1,188,644

		5,583,585

Life Sciences Tools & Services: 1.6%
Pharmaron Beijing Co., Ltd. H Shares[b,c,d]	265,800	1,703,732
Genscript Biotech Corp.[c]	556,000	889,943

		2,593,675

Health Care Technology: 1.4%
Winning Health Technology Group Co., Ltd. A Shares	814,498	2,377,319

Total Health Care		37,480,827

INFORMATION TECHNOLOGY: 18.7%
Software: 8.7%
Kingdee International Software Group Co., Ltd.	6,913,000	9,092,968
China Youzan, Ltd.[c]	53,532,000	5,268,801
Sangfor Technologies, Inc. A Shares	14,093	312,394

		14,674,163

Semiconductors & Semiconductor Equipment: 8.1%
Silergy Corp.	343,000	11,125,447
WIN Semiconductors Corp.	194,000	1,664,955
Alchip Technologies, Ltd.	131,000	845,845

		13,636,247

Communications Equipment: 1.0%
Accton Technology Corp.	312,000	1,669,384

IT Services: 0.9%
SUNeVision Holdings, Ltd.	2,505,000	1,445,568

Electronic Equipment, Instruments & Components: 0.0%
China High Precision Automation Group, Ltd.[c,e]	195,000	252

Total Information Technology		31,425,614

	Shares	Value
CONSUMER STAPLES: 12.4%
Food Products: 7.5%
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. A Shares	702,946	$4,708,377
Sichuan Teway Food Group Co., Ltd. A Shares	537,408	3,774,683
Yihai International Holding, Ltd.	327,000	2,463,127
Sichuan Teway Food Group Co., Ltd. A Shares	231,256	1,619,591

		12,565,778

Food & Staples Retailing: 3.8%
Jiajiayue Group Co., Ltd. A Shares	1,384,235	6,292,703

Personal Products: 1.1%
Proya Cosmetics Co., Ltd. A Shares	116,100	1,865,129

Total Consumer Staples		20,723,610

INDUSTRIALS: 11.7%
Commercial Services & Supplies: 5.6%
Ever Sunshine Lifestyle Services Group, Ltd.[d]	3,484,000	4,346,534
Greentown Service Group Co., Ltd.[d]	3,416,000	4,109,257
Sunny Friend Environmental Technology Co., Ltd.	124,000	947,905

		9,403,696

Machinery: 2.6%
Airtac International Group	181,000	2,668,897
TK Group Holdings, Ltd.	4,934,000	1,689,191

		4,358,088

Marine: 1.6%
SITC International Holdings Co., Ltd.	2,962,000	2,757,076

Professional Services: 1.2%
Centre Testing International Group Co., Ltd. A Shares	943,161	2,020,252

Transportation Infrastructure: 0.7%
Yuexiu Transport Infrastructure, Ltd.	1,786,000	1,080,866

Total Industrials		19,619,978

REAL ESTATE: 10.4%
Real Estate Management & Development: 10.4%
KWG Group Holdings, Ltd.	3,777,000	5,292,267
China Overseas Property Holdings, Ltd.	5,095,000	4,747,965
Times China Holdings, Ltd.	2,434,000	4,010,886
Aoyuan Healthy Life Group Co., Ltd.[d]	4,103,000	3,396,771

Total Real Estate		17,447,889

CONSUMER DISCRETIONARY: 10.1%
Diversified Consumer Services: 3.1%
China Yuhua Education Corp., Ltd.[b,d]	3,834,000	2,812,589
Koolearn Technology Holding, Ltd.[b,c,d]	652,500	2,431,668

		5,244,257

Specialty Retail: 2.6%
China Meidong Auto Holdings, Ltd.	2,832,000	4,390,107

Household Durables: 2.4%
Joyoung Co., Ltd. A Shares	1,003,036	3,951,486

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Matthews China Small Companies Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Internet & Direct Marketing Retail: 2.0%
Hangzhou Onechance Tech Corp. A Shares[c]	104,700	$3,333,474

Total Consumer Discretionary		16,919,324

COMMUNICATION SERVICES: 4.3%
Interactive Media & Services: 2.3%
JOYY, Inc.[c]	71,900	3,829,394

Entertainment: 1.1%
Bilibili, Inc. ADR[c]	78,700	1,843,154

Media: 0.9%
Mobvista, Inc.[b,d]	3,298,000	1,590,380

Total Communication Services		7,262,928

MATERIALS: 2.2%
Construction Materials: 2.2%
Asia Cement China Holdings Corp.	3,757,500	3,765,251

Total Materials		3,765,251

TOTAL INVESTMENTS: 92.1%		154,645,421
(Cost $132,692,049)

CASH AND OTHER ASSETS, LESS LIABILITIES: 7.9%		13,179,870

NET ASSETS: 100.0%		$167,825,291

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2020, the aggregate value is $31,498,239, which is 18.77% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $252 and 0.00% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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